FINANCIAL INSTRUMENTS (Schedule of Currency Risk Affect Net Income) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 45,912	$ 27,256